SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of other operating expenses (income), net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Capital gain from disposal of property	$ (2,084)	$ 0		$ 0
Income from arbitrations in Peru, net	(2,962)	0		0
Income from legal procedure in the Philippines	(5,357)	0		0
Mergers and acquisitions related expenses	1,550	438		0
Others, net	82	0		0
Other operating expenses (income), net	$ (8,771)	$ 438	[1]	$ 0

[1]	Reclassified